Pension and Severance Plans (Total Defined Contribution Expenses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expenses	¥ 3,353	¥ 3,237	¥ 3,412
Foreign plans
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expenses	¥ 11,602	¥ 11,379	¥ 10,458